General and administrative expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
General and Administrative Expenses [Abstract]
Rent	$ 73,609	$ 85,919	$ 195,484	$ 173,041
Office expenses	417,795	139,362	774,339	376,312
Legal and professional	316,179	244,194	821,702	509,163
Consulting fees	402,027	230,831	838,603	374,096
Investor relations	62,171	72,325	208,702	162,383
Salaries	319,882	161,625	665,508	314,478
General and administrative expenses	$ 1,591,663	$ 934,256	$ 3,504,338	$ 1,909,473